Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
May 31, 2025
STP-NPRT3-0725
1.804842.121
Asset-Backed Securities - 16.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4295% 1/20/2037 (b)(c)(d)	4,566,000	4,559,169
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5293% 7/23/2036 (b)(c)(d)	5,829,000	5,830,125
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4595% 1/20/2037 (b)(c)(d)	3,426,000	3,422,252
TOTAL BAILIWICK OF JERSEY		13,811,546
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	2,367,197	2,377,449
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	442,555	447,909
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	862,729	870,575
TOTAL CANADA		3,695,933
GRAND CAYMAN (UK OVERSEAS TER) - 3.2%
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 5.2798% 10/17/2037 (b)(c)(d)	1,050,000	1,047,203
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1524% 4/22/2031 (b)(c)(d)	3,323,413	3,318,428
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	1,689,327	1,689,786
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.5998% 4/17/2033 (b)(c)(d)	10,151,000	10,178,713
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3395% 7/18/2034 (b)(c)(d)	5,400,000	5,390,847
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3561% 7/15/2035 (b)(c)(d)	5,196,000	5,176,962
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6414% 7/17/2034 (b)(c)(d)	1,878,000	1,878,781
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	6,430,000	6,432,115
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.5052% 11/16/2034 (b)(c)(d)	4,394,438	4,397,712
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	5,168,000	5,150,868
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 7/15/2036 (b)(c)(d)	5,515,000	5,516,131
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 0% 7/20/2038 (b)(c)(d)	5,183,000	5,188,639
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.3061% 4/15/2030 (b)(c)(d)	1,268,652	1,268,715
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	924,366	924,514
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3873% 8/8/2032 (b)(c)(d)	2,807,111	2,807,492
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6277% 7/15/2036 (b)(c)(d)	3,071,000	3,076,442
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4477% 7/15/2030 (b)(c)(d)	4,048,533	4,048,784
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1063% 4/6/2042 (b)(c)(d)	261,000	205,164
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5195% 4/20/2035 (b)(c)(d)	4,340,000	4,335,829
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4695% 7/20/2032 (b)(c)(d)	7,227,086	7,223,364
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		79,256,489
UNITED STATES - 12.5%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	101,969	102,080
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	3,303,417	3,304,463
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	2,435,000	2,434,480
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,107,000	1,112,949
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/2027	4,492,000	4,498,583
Amur Equip Fin Receivables Xv LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (b)	3,600,000	3,607,517
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	533,000	537,366
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	2,464,067	2,482,483
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	3,545,890	3,559,951
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	500,000	497,651
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	955,000	956,007
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,550,000	3,582,545
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	1,587,281	1,593,451
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	3,994,000	4,007,860
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	412,000	416,041
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	5,698,000	5,767,583
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	4,260,000	4,275,224
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,134,000	1,150,043
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	2,607,000	2,616,505
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	795,000	805,428
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	3,341,000	3,363,853
Carvana Auto Receivables Trust Series 2021-P3 Class A3, 0.7% 11/10/2026	57,486	57,425
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	394,862	390,751
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,035,000	1,042,313
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	4,136,000	4,179,957
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	5,082,000	5,113,993
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	2,606,000	2,618,088
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,290,000	1,298,295
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.9392% 7/25/2034 (c)(d)	103,631	101,555
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	3,751,000	3,777,442
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	1,027,670	1,011,390
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,134,000	1,137,501
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	1,463,067	1,468,604
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	2,878,071	2,893,516
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	1,743,000	1,756,488
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	502,000	507,673
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	341,000	345,751
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	2,090,000	2,103,627
Domino's Pizza Master Issuer LLC Series 2015-1A Class A2II, 4.474% 10/25/2045 (b)	1,391,250	1,386,800
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	284,724	284,381
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	1,673,429	1,678,592
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,196,330	1,213,771
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	4,499,680	4,525,750
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	3,645,000	3,674,957
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	1,358,000	1,359,872
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	3,480,000	3,508,229
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	721,000	731,978
Flatiron Clo 23 LLC Series 2025-1A, CME Term SOFR 3 month Index + 1.24%, 0% 4/17/2036 (b)(c)(d)	6,442,000	6,442,000
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2038 (b)(c)(d)	1,563,000	1,559,524
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.1661% 10/15/2034 (b)(c)(d)	3,500,000	3,473,376
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	3,887,494	3,906,368
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	2,375,000	2,387,642
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	5,336,000	5,411,994
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	3,960,000	3,977,480
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	2,000,000	2,001,483
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	1,606,392	1,599,504
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	4,680,000	4,735,647
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	6,848,000	6,870,063
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,812,000	5,856,454
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	5,810,000	5,871,643
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	1,320,000	1,327,801
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	6,742,000	6,792,679
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	4,619,278	4,635,284
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	1,897,000	1,912,266
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	3,474,000	3,513,801
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,145,000	1,153,401
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	6,694,000	6,743,268
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	937,000	952,162
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	85,394	85,527
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	1,209,000	1,221,719
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	5,758,000	5,739,058
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	2,683,000	2,717,387
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,015,843	1,022,046
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	3,185,000	3,212,733
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,023,000	2,035,503
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	1,128,677	1,119,308
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	543,147	543,108
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6842% 1/25/2036 (c)(d)	3,109	3,104
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	2,076,001	2,088,336
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	4,463,000	4,453,609
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,350,000	1,351,073
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,081,000	1,089,982
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	924,000	923,094
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	6,077,222	6,114,248
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	1,998,000	2,004,454
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	616,000	622,506
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	4,785,000	4,815,890
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (c)(d)	134,223	137,797
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	348,265	348,732
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	3,715,484	3,729,960
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	2,816,000	2,837,692
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	2,554,000	2,561,747
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	3,430,000	3,467,556
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	4,526,297	4,543,125
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	1,100,874	1,106,062
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	1,154,490	1,161,600
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	2,149,138	2,160,374
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	5,000,000	5,013,240
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	5,700,000	5,746,430
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,052,000	4,107,776
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	2,893,000	2,901,914
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	5,720,000	5,760,452
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	460,000	459,019
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	5,860,000	5,919,285
Wells Fargo Card Issuance Trust Series 2024-A2 Class A, 4.29% 10/15/2029	5,000,000	5,000,876
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	3,556,160	3,602,731
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	4,693,587	4,734,555
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	1,604,000	1,608,336
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	4,245,000	4,250,420
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	3,825,000	3,867,294
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	6,000,000	6,026,779
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	2,815,000	2,842,132
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	3,458,000	3,458,750
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	2,588,000	2,612,499
TOTAL UNITED STATES		311,094,420
TOTAL ASSET-BACKED SECURITIES (Cost $405,896,979)		407,858,388

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $8,200,000)	8,200,000	8,234,876

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	3,584,159	3,154,359
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	610,948	599,084
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	306,596	303,328
CSMC Trust Series 2021-RPL9 Class A1, 3.742% 2/25/2061 (b)(c)	5,587,814	5,667,216
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	22,296	22,564
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.7365% 5/25/2045 (c)(d)	1,560,109	1,551,123
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.7865% 7/25/2046 (c)(d)	1,647,270	1,642,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	199,032	196,336
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,780,094	1,624,867
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	4,363,652	4,337,796
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	1,587,907	1,580,064
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	1,169,636	1,091,323
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	110,580	109,129
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	97,588	94,913
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(e)	2,820,448	2,822,159
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	2,324,239	2,238,875
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	57,729	57,525
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	1,150	1,060
TOTAL UNITED STATES		27,093,818
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,664,680)		27,093,818

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	5,380,000	5,402,533
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,748,290	1,664,463
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	1,666,893	1,660,642
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	2,336,773	2,272,040
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(c)(d)	4,272,000	4,216,470
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	961,162	961,763
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	1,308,000	1,308,818
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	6,214,000	6,212,058
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(c)	2,443,357	2,446,411
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	2,025,051	2,006,066
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	3,704,000	3,687,820
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0958% 5/15/2038 (b)(c)(d)	591,432	591,062
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	2,472,755	2,468,119
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	1,170,674	1,175,438
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	585,134	585,133
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	3,815,000	3,815,444
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	2,945,746	2,949,428
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	4,875,000	4,838,438
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2935% 11/15/2038 (b)(c)(d)	3,092,276	3,090,343
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0794% 10/15/2026 (b)(c)(d)	2,727,896	2,717,666
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	3,185,188	3,183,198
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	2,245,265	2,248,069
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	1,613,000	1,606,951
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	7,445,407	7,390,237
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	4,350,338	4,188,436
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	264,998	264,184
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	6,921,000	6,569,325
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	2,113,437	2,070,914
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.194% 7/15/2032 (b)(c)(d)	1,787,546	1,774,044
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	414,525	409,797
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	5,014,163	5,001,628
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	1,508,743	1,508,743
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.148% 8/10/2044 (b)(c)	3,558,535	3,476,927
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	2,194,000	2,180,288
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9435% 9/15/2029 (b)(c)(d)	1,251,397	1,185,771
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	4,992,000	4,842,240
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)	1,937,000	1,934,579
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	1,640,175	1,626,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class ASB, 3.288% 1/15/2049	104,611	104,393
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	395,313	396,409
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	2,821,024	2,817,498
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	1,947,000	1,946,389
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	911,271	905,198
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	2,306,503	2,298,972
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	2,435,000	2,443,282
TOTAL UNITED STATES		116,443,627
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $117,671,915)		116,443,627

Non-Convertible Corporate Bonds - 41.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 3.875% 10/27/2027 (b)	4,894,000	4,798,295
Glencore Funding LLC 4.907% 4/1/2028 (b)	1,635,000	1,642,780
Glencore Funding LLC 5.338% 4/4/2027 (b)	6,000,000	6,066,778

TOTAL AUSTRALIA		12,507,853
CANADA - 2.8%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd 2.05% 7/15/2025	4,512,000	4,497,133
Cenovus Energy Inc 4.25% 4/15/2027	4,500,000	4,464,500
Enbridge Inc 4.25% 12/1/2026	4,900,000	4,877,136
Enbridge Inc 5.25% 4/5/2027	2,921,000	2,955,194
Enbridge Inc 5.9% 11/15/2026	2,514,000	2,556,343
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	1,401,000	1,401,988
TransCanada PipeLines Ltd 4.25% 5/15/2028	4,900,000	4,861,375
		25,613,669
Financials - 1.8%
Banks - 1.7%
Bank of Montreal 4.567% 9/10/2027 (c)	6,447,000	6,441,744
Bank of Montreal 5.266% 12/11/2026	5,000,000	5,057,884
Bank of Nova Scotia/The 5.35% 12/7/2026	4,000,000	4,049,401
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	6,200,000	6,313,448
National Bank of Canada 4.95% 2/1/2028 (c)	5,744,000	5,768,760
Toronto Dominion Bank 4.568% 12/17/2026	6,940,000	6,948,648
Toronto Dominion Bank 4.98% 4/5/2027	5,000,000	5,041,830
		39,621,715
Insurance - 0.1%
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	3,527,000	3,498,480
TOTAL FINANCIALS		43,120,195

TOTAL CANADA		68,733,864
DENMARK - 0.6%
Financials - 0.6%
Banks - 0.6%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	4,808,000	4,772,153
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	5,200,000	5,279,562
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	5,502,000	5,522,731

TOTAL DENMARK		15,574,446
FRANCE - 1.6%
Financials - 1.6%
Banks - 1.6%
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	7,000,000	6,996,417
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	7,400,000	7,387,510
BPCE SA 5.203% 1/18/2027 (b)	6,000,000	6,062,953
Credit Agricole SA 5.134% 3/11/2027 (b)	5,000,000	5,059,027
Societe Generale SA 4.351% 6/13/2025 (b)	4,500,000	4,499,324
Societe Generale SA 5.249% 5/22/2029 (b)(c)	7,410,000	7,443,493
Societe Generale SA 5.5% 4/13/2029 (b)(c)	1,599,000	1,618,337

TOTAL FRANCE		39,067,061
GERMANY - 3.1%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	6,000,000	6,011,773
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	7,100,000	7,113,271
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	2,950,000	2,949,684
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	6,200,000	6,253,258
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	8,500,000	8,614,708
		30,942,694
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	5,000,000	4,930,049
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	6,900,000	6,978,058
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	7,100,000	7,187,934
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	4,610,000	4,811,020
		23,907,061
Health Care - 0.6%
Pharmaceuticals - 0.6%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,748,000	6,722,909
Bayer US Finance LLC 6.125% 11/21/2026 (b)	7,600,000	7,710,829
		14,433,738
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	2,102,000	2,114,616
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	5,000,000	5,030,020
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	1,874,000	1,892,469
		9,037,105
TOTAL GERMANY		78,320,598
IRELAND - 1.0%
Financials - 0.7%
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	5,724,000	5,608,041
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	7,000,000	7,137,589
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	5,163,000	5,313,047
		18,058,677
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	7,607,000	7,585,201
TOTAL IRELAND		25,643,878
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	5,800,000	5,871,908
JAPAN - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.892% 5/15/2028 (b)	3,380,000	3,411,476
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 6.5% 3/13/2027	7,500,000	7,361,775
NETHERLANDS - 0.8%
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	4,700,000	4,788,822
Cooperatieve Rabobank UA 4.655% 8/22/2028 (b)(c)	4,859,000	4,858,492
ING Groep NV 4.858% 3/25/2029 (c)	5,010,000	5,029,815
		14,677,129
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	5,000,000	4,871,059
TOTAL NETHERLANDS		19,548,188
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 1.75% 1/22/2026	1,409,000	1,383,796
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.365% 7/15/2028 (c)	2,600,000	2,639,161
SWITZERLAND - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 6.373% 7/15/2026 (b)(c)	4,600,000	4,606,421
UBS Group AG 6.442% 8/11/2028 (b)(c)	4,657,000	4,821,178
		9,427,599
Materials - 0.1%
Construction Materials - 0.1%
Holcim Finance US LLC 4.6% 4/7/2027 (b)	2,200,000	2,202,202
Holcim Finance US LLC 4.7% 4/7/2028 (b)	1,589,000	1,597,128
		3,799,330
TOTAL SWITZERLAND		13,226,929
UNITED KINGDOM - 4.4%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 2.259% 3/25/2028	5,200,000	4,889,785
BAT Capital Corp 3.557% 8/15/2027	5,000,000	4,890,454
BAT International Finance PLC 1.668% 3/25/2026	6,714,000	6,554,940
		16,335,179
Financials - 3.6%
Banks - 3.4%
Barclays PLC 5.086% 2/25/2029 (c)	7,000,000	7,040,257
Barclays PLC 5.304% 8/9/2026 (c)	2,578,000	2,580,292
Barclays PLC 5.674% 3/12/2028 (c)	5,800,000	5,887,505
Barclays PLC 5.829% 5/9/2027 (c)	6,500,000	6,559,323
Barclays PLC 6.496% 9/13/2027 (c)	3,000,000	3,062,780
HSBC Holdings PLC 4.899% 3/3/2029 (c)	5,160,000	5,171,731
HSBC Holdings PLC 5.597% 5/17/2028 (c)	7,000,000	7,103,991
HSBC Holdings PLC 7.39% 11/3/2028 (c)	4,466,000	4,722,883
Lloyds Banking Group PLC 4.716% 8/11/2026 (c)	7,515,000	7,512,601
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	5,000,000	5,056,890
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	4,715,000	4,853,195
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,142,000	3,185,839
NatWest Group PLC 4.892% 5/18/2029 (c)	4,786,000	4,801,811
NatWest Group PLC 5.847% 3/2/2027 (c)	5,500,000	5,544,516
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.3842% 5/23/2029 (c)(d)	5,994,000	5,994,240
NatWest Markets PLC 5.416% 5/17/2027 (b)	5,000,000	5,090,331
		84,168,185
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,100,000	6,246,068
TOTAL FINANCIALS		90,414,253

Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	2,027,000	2,043,647
TOTAL UNITED KINGDOM		108,793,079
UNITED STATES - 25.8%
Communication Services - 0.9%
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	4,000,000	3,903,994
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	4,540,000	4,620,246
Warnermedia Holdings Inc 3.755% 3/15/2027	8,800,000	8,530,471
		17,054,711
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.625% 4/15/2026	6,000,000	5,907,008
TOTAL COMMUNICATION SERVICES		22,961,719

Consumer Discretionary - 1.6%
Automobiles - 1.2%
General Motors Financial Co Inc 1.25% 1/8/2026	6,779,000	6,628,235
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,014,738
General Motors Financial Co Inc 5.4% 5/8/2027	8,000,000	8,066,011
Hyundai Capital America 5.45% 6/24/2026 (b)	4,103,000	4,123,469
Hyundai Capital America 5.8% 6/26/2025 (b)	6,500,000	6,502,963
		30,335,416
Specialty Retail - 0.4%
Advance Auto Parts Inc 5.9% 3/9/2026	2,294,000	2,305,998
AutoZone Inc 5.05% 7/15/2026	6,500,000	6,535,456
O'Reilly Automotive Inc 5.75% 11/20/2026	1,815,000	1,845,746
		10,687,200
TOTAL CONSUMER DISCRETIONARY		41,022,616

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.3%
Mars Inc 4.45% 3/1/2027 (b)	3,019,000	3,021,925
Mars Inc 4.6% 3/1/2028 (b)	5,121,000	5,144,836
		8,166,761
Food Products - 0.2%
Bunge Ltd Fin Corp 4.1% 1/7/2028	3,430,000	3,403,154
The Campbell's Company 5.3% 3/20/2026	1,345,000	1,350,682
		4,753,836
Tobacco - 0.5%
Philip Morris International Inc 4.125% 4/28/2028	7,400,000	7,352,707
Philip Morris International Inc 4.75% 2/12/2027	5,217,000	5,255,667
		12,608,374
TOTAL CONSUMER STAPLES		25,528,971

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
DCP Midstream Operating LP 5.625% 7/15/2027	7,382,000	7,517,173
Diamondback Energy Inc 5.2% 4/18/2027	6,312,000	6,372,501
MPLX LP 1.75% 3/1/2026	10,071,000	9,844,358
Occidental Petroleum Corp 5% 8/1/2027	4,131,000	4,131,679
ONEOK Inc 4.25% 9/24/2027	585,000	581,169
Williams Cos Inc/The 5.4% 3/2/2026	1,346,000	1,352,707
		29,799,587
Financials - 15.2%
Banks - 8.1%
Bank of America Corp 4.623% 5/9/2029 (c)	7,400,000	7,398,246
Bank of America Corp 4.827% 7/22/2026 (c)	5,015,000	5,014,427
Bank of America Corp 4.948% 7/22/2028 (c)	4,798,000	4,828,165
Bank of America Corp 4.979% 1/24/2029 (c)	10,000,000	10,097,948
Bank of America Corp 5.08% 1/20/2027 (c)	6,000,000	6,012,599
Bank of America Corp 5.933% 9/15/2027 (c)	5,000,000	5,077,372
Citigroup Inc 3.52% 10/27/2028 (c)	4,947,000	4,813,080
Citigroup Inc 4.075% 4/23/2029 (c)	8,264,000	8,132,580
Citigroup Inc 4.786% 3/4/2029 (c)	5,900,000	5,908,022
Citigroup Inc 5.61% 9/29/2026 (c)	5,000,000	5,011,513
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,500,000	5,733,040
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	6,000,000	5,987,677
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	10,500,000	10,553,127
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	5,000,000	5,039,332
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	6,000,000	6,042,809
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	3,988,000	4,060,895
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	6,100,000	6,226,651
KeyBank NA/Cleveland OH 4.15% 8/8/2025	2,003,000	1,999,715
Morgan Stanley Bank NA 4.754% 4/21/2026	4,007,000	4,016,221
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	3,606,000	3,642,228
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	7,000,000	7,041,172
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	2,594,000	2,623,840
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	4,674,000	4,809,323
Santander Holdings USA Inc 3.244% 10/5/2026	8,000,000	7,841,338
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	3,956,000	3,963,821
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	1,921,000	1,938,142
Truist Financial Corp 4.26% 7/28/2026 (c)	5,500,000	5,493,708
Truist Financial Corp 4.873% 1/26/2029 (c)	4,813,000	4,839,281
Truist Financial Corp 5.9% 10/28/2026 (c)	7,375,000	7,406,749
US Bancorp 4.653% 2/1/2029 (c)	4,845,000	4,853,407
US Bancorp 5.727% 10/21/2026 (c)	6,750,000	6,775,398
Wells Fargo & Co 4.808% 7/25/2028 (c)	7,230,000	7,249,858
Wells Fargo & Co 4.9% 1/24/2028 (c)	4,725,000	4,742,461
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,962,000	6,006,373
Wells Fargo & Co 5.707% 4/22/2028 (c)	7,000,000	7,129,336
		198,309,854
Capital Markets - 3.1%
Athene Global Funding 4.95% 1/7/2027 (b)	5,770,000	5,784,920
Athene Global Funding 5.339% 1/15/2027 (b)	3,816,000	3,850,338
Athene Global Funding 5.516% 3/25/2027 (b)	5,000,000	5,069,337
Bank of New York Mellon/The 4.729% 4/20/2029 (c)	2,373,000	2,393,438
Blackstone Private Credit Fund 7.3% 11/27/2028	6,500,000	6,883,478
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	7,314,000	7,289,759
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	7,400,000	7,437,689
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	3,108,000	3,100,931
Intercontinental Exchange Inc 3.625% 9/1/2028	6,250,000	6,087,274
LPL Holdings Inc 4.9% 4/3/2028	2,589,000	2,592,517
Morgan Stanley 4.21% 4/20/2028 (c)	6,100,000	6,054,123
Morgan Stanley 4.679% 7/17/2026 (c)	10,823,000	10,821,545
Morgan Stanley 4.994% 4/12/2029 (c)	4,410,000	4,451,295
Nasdaq Inc 5.65% 6/28/2025	1,020,000	1,020,114
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	5,099,000	5,159,204
		77,995,962
Consumer Finance - 2.2%
Ally Financial Inc 4.75% 6/9/2027	4,814,000	4,819,620
Ally Financial Inc 5.737% 5/15/2029 (c)	465,000	469,554
American Express Co 4.731% 4/25/2029 (c)	6,100,000	6,134,019
American Express Co 5.098% 2/16/2028 (c)	5,000,000	5,045,685
American Express Co 5.389% 7/28/2027 (c)	5,000,000	5,044,590
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,457,000	2,456,981
Capital One Financial Corp 5.468% 2/1/2029 (c)	4,767,000	4,851,694
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,000,000	6,189,837
Ford Motor Credit Co LLC 5.8% 3/5/2027	6,000,000	5,993,341
Ford Motor Credit Co LLC 5.85% 5/17/2027	3,000,000	2,995,798
Ford Motor Credit Co LLC 6.95% 6/10/2026	9,500,000	9,608,049
		53,609,168
Financial Services - 0.6%
Corebridge Global Funding 4.65% 8/20/2027 (b)	2,048,000	2,052,860
Corebridge Global Funding 4.9% 1/7/2028 (b)	2,835,000	2,868,550
Corebridge Global Funding 5.75% 7/2/2026 (b)	5,200,000	5,265,750
Equitable Holdings Inc 4.35% 4/20/2028	4,837,000	4,804,287
		14,991,447
Insurance - 1.2%
Aon North America Inc 5.125% 3/1/2027	7,000,000	7,073,438
Arthur J Gallagher & Co 4.6% 12/15/2027	3,843,000	3,851,896
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	4,424,000	4,422,266
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	5,492,000	5,512,864
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	7,511,000	7,636,416
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	2,058,000	2,036,999
		30,533,879
TOTAL FINANCIALS		375,440,310

Health Care - 1.1%
Health Care Providers & Services - 1.1%
Centene Corp 2.45% 7/15/2028	2,610,000	2,403,786
CVS Health Corp 4.3% 3/25/2028	4,900,000	4,845,663
CVS Health Corp 5% 2/20/2026	7,000,000	7,009,592
HCA Inc 5% 3/1/2028	3,024,000	3,055,875
HCA Inc 5.875% 2/15/2026	5,000,000	5,010,386
Icon Investments Six DAC 5.809% 5/8/2027	5,706,000	5,799,870
		28,125,172
Industrials - 1.2%
Aerospace & Defense - 0.5%
Boeing Co 5.04% 5/1/2027	5,000,000	5,030,040
Boeing Co 6.259% 5/1/2027	513,000	527,294
L3Harris Technologies Inc 5.4% 1/15/2027	6,250,000	6,335,923
		11,893,257
Commercial Services & Supplies - 0.4%
Republic Services Inc 0.875% 11/15/2025	10,000,000	9,832,947
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	6,900,000	6,985,908
TOTAL INDUSTRIALS		28,712,112

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp 5.05% 4/5/2027	1,027,000	1,040,795
Dell International LLC / EMC Corp 4.75% 4/1/2028	7,300,000	7,333,525
		8,374,320
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc 5.05% 7/12/2027	7,000,000	7,090,282
Marvell Technology Inc 4.875% 6/22/2028	4,900,000	4,923,041
Micron Technology Inc 5.375% 4/15/2028	4,800,000	4,898,374
		16,911,697
Software - 0.9%
Oracle Corp 4.8% 8/3/2028	7,000,000	7,069,016
Oracle Corp 5.8% 11/10/2025	7,000,000	7,036,782
VMware LLC 3.9% 8/21/2027	5,000,000	4,932,138
		19,037,936
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	2,790,000	2,786,372
Hewlett Packard Enterprise Co 4.45% 9/25/2026	3,434,000	3,428,981
		6,215,353
TOTAL INFORMATION TECHNOLOGY		50,539,306

Real Estate - 0.4%
Diversified REITs - 0.0%
VICI Properties LP 4.75% 4/1/2028	409,000	408,831
Specialized REITs - 0.4%
American Tower Corp 1.3% 9/15/2025	2,980,000	2,948,481
American Tower Corp 5.5% 3/15/2028	4,700,000	4,805,835
Crown Castle Inc 1.35% 7/15/2025	700,000	696,925
		8,451,241
TOTAL REAL ESTATE		8,860,072

Utilities - 1.1%
Electric Utilities - 0.5%
FirstEnergy Corp 1.6% 1/15/2026	747,000	732,584
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,572,000	2,580,964
Georgia Power Co 5.004% 2/23/2027	1,954,000	1,979,656
Monongahela Power Co 3.55% 5/15/2027 (b)	5,000,000	4,899,973
Pinnacle West Capital Corp 4.9% 5/15/2028	1,155,000	1,163,852
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	1,584,000	1,588,131
		12,945,160
Multi-Utilities - 0.6%
DTE Energy Co 4.95% 7/1/2027	6,668,000	6,721,758
NiSource Inc 0.95% 8/15/2025	2,976,000	2,952,921
NiSource Inc 5.25% 3/30/2028	4,800,000	4,892,440
		14,567,119
TOTAL UTILITIES		27,512,279

TOTAL UNITED STATES		638,502,144
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,034,128,618)		1,040,586,156

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	390,896	383,057
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	208,657	204,473
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	551,326	540,959
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (f)	3,512,774	3,370,977
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	761,894	779,160
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	122	128
Freddie Mac Gold Pool 8.5% 5/1/2027	11	12
Freddie Mac Gold Pool 8.5% 6/1/2027	1,010	1,031
Freddie Mac Gold Pool 8.5% 7/1/2027	26	26
Freddie Mac Gold Pool 8.5% 7/1/2028	133	135
Freddie Mac Gold Pool 8.5% 8/1/2026	165	167
Freddie Mac Gold Pool 8.5% 8/1/2027	2,125	2,177
Freddie Mac Gold Pool 8.5% 8/1/2027	267	272
Ginnie Mae I Pool 7% 1/15/2028	787	793
Ginnie Mae I Pool 7% 1/15/2028	200	202
Ginnie Mae I Pool 7% 1/15/2029	1,566	1,585
Ginnie Mae I Pool 7% 1/15/2029	317	321
Ginnie Mae I Pool 7% 1/15/2031	412	423
Ginnie Mae I Pool 7% 1/15/2032	294	299
Ginnie Mae I Pool 7% 10/15/2028	1,077	1,095
Ginnie Mae I Pool 7% 10/15/2028	728	738
Ginnie Mae I Pool 7% 10/15/2028	119	121
Ginnie Mae I Pool 7% 11/15/2027	168	170
Ginnie Mae I Pool 7% 11/15/2028	2,086	2,116
Ginnie Mae I Pool 7% 11/15/2028	429	436
Ginnie Mae I Pool 7% 12/15/2028	319	323
Ginnie Mae I Pool 7% 12/15/2028	224	227
Ginnie Mae I Pool 7% 12/15/2029	228	232
Ginnie Mae I Pool 7% 2/15/2028	70	71
Ginnie Mae I Pool 7% 2/15/2030	2,243	2,297
Ginnie Mae I Pool 7% 2/15/2031	252	258
Ginnie Mae I Pool 7% 2/15/2032	335	345
Ginnie Mae I Pool 7% 3/15/2028	26	26
Ginnie Mae I Pool 7% 3/15/2031	551	567
Ginnie Mae I Pool 7% 3/15/2031	230	236
Ginnie Mae I Pool 7% 3/15/2031	123	126
Ginnie Mae I Pool 7% 3/15/2032	1,266	1,299
Ginnie Mae I Pool 7% 3/15/2032	620	639
Ginnie Mae I Pool 7% 4/15/2028	4,141	4,172
Ginnie Mae I Pool 7% 4/15/2028	321	323
Ginnie Mae I Pool 7% 4/15/2028	205	207
Ginnie Mae I Pool 7% 4/15/2029	886	900
Ginnie Mae I Pool 7% 4/15/2029	79	80
Ginnie Mae I Pool 7% 4/15/2032	1,116	1,146
Ginnie Mae I Pool 7% 4/15/2032	634	652
Ginnie Mae I Pool 7% 5/15/2029	681	691
Ginnie Mae I Pool 7% 5/15/2031	3,506	3,608
Ginnie Mae I Pool 7% 5/15/2032	802	825
Ginnie Mae I Pool 7% 6/15/2028	2,474	2,509
Ginnie Mae I Pool 7% 6/15/2028	551	558
Ginnie Mae I Pool 7% 6/15/2028	329	333
Ginnie Mae I Pool 7% 6/15/2029	102	102
Ginnie Mae I Pool 7% 6/15/2032	2,280	2,344
Ginnie Mae I Pool 7% 6/15/2032	991	1,024
Ginnie Mae I Pool 7% 6/15/2032	820	846
Ginnie Mae I Pool 7% 7/15/2028	3,931	3,980
Ginnie Mae I Pool 7% 7/15/2028	770	781
Ginnie Mae I Pool 7% 7/15/2028	270	274
Ginnie Mae I Pool 7% 7/15/2029	897	915
Ginnie Mae I Pool 7% 7/15/2029	283	289
Ginnie Mae I Pool 7% 7/15/2031	2,542	2,605
Ginnie Mae I Pool 7% 7/15/2031	616	628
Ginnie Mae I Pool 7% 8/15/2028	3,021	3,068
Ginnie Mae I Pool 7% 8/15/2028	1,113	1,129
Ginnie Mae I Pool 7% 8/15/2028	264	267
Ginnie Mae I Pool 7% 8/15/2032	17,232	17,712
Ginnie Mae I Pool 7% 8/15/2032	1,110	1,146
Ginnie Mae I Pool 7% 8/15/2032	261	269
Ginnie Mae I Pool 7% 9/15/2028	1,939	1,963
Ginnie Mae I Pool 7% 9/15/2028	363	366
Ginnie Mae I Pool 7% 9/15/2028	247	247
TOTAL UNITED STATES		5,353,478
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,839,157)		5,353,478

U.S. Treasury Obligations - 35.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	142,474,000	142,551,916
US Treasury Notes 4% 12/15/2027	3.96 to 4.28	159,290,600	159,809,967
US Treasury Notes 4.125% 10/31/2027	3.57 to 4.37	283,884,500	285,425,905
US Treasury Notes 4.375% 12/15/2026	4.22 to 4.93	60,691,700	61,018,866
US Treasury Notes 4.5% 4/15/2027	3.52 to 4.56	155,900,000	157,465,089
US Treasury Notes 4.5% 5/15/2027	4.68	10,597,000	10,710,421
US Treasury Notes 4.625% 9/30/2028	3.88	52,968,300	54,186,985
TOTAL U.S. TREASURY OBLIGATIONS (Cost $867,002,476)			871,169,149

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $15,023,899)	4.32	15,020,895	15,023,899

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $2,481,427,724)	2,491,763,391
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,329,255)
NET ASSETS - 100.0%	2,486,434,136

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	1,322	Sep 2025	274,335,656	476,667	476,667

The notional amount of futures purchased as a percentage of Net Assets is 11.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $653,942,930 or 26.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,606,616.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	28,290,686	738,041,561	751,308,348	1,123,533	-	-	15,023,899	15,020,895	0.0%
Fidelity Securities Lending Cash Central Fund	-	3,066,830	3,066,830	30	-	-	-	-	0.0%
Total	28,290,686	741,108,391	754,375,178	1,123,563	-	-	15,023,899

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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